Legal, competition and regulatory matters	6 Months Ended
Jun. 30, 2022
Legal, competition and regulatory matters
Legal, competition and regulatory matters	Legal, competition and regulatory matters
The Barclays Bank Group faces legal, competition and regulatory challenges, many of which are beyond our control. The extent of the impact of these matters cannot always be predicted but may materially impact our operations, financial results, condition and prospects. Matters arising from a set of similar circumstances can give rise to either a contingent liability or a provision, or both, depending on the relevant facts and circumstances.
The recognition of provisions in relation to such matters involves critical accounting estimates and judgments in accordance with the relevant accounting policies applicable to Note 8, Provisions. We have not disclosed an estimate of the potential financial impact or effect on the Barclays Bank Group of contingent liabilities where it is not currently practicable to do so. Various matters detailed in this note seek damages of an unspecified amount. While certain matters specify the damages claimed, such claimed amounts do not necessarily reflect the Barclays Bank Group’s potential financial exposure in respect of those matters.
Investigations into certain advisory services agreements
FCA proceedings
In 2008, Barclays Bank PLC and Qatar Holdings LLC entered into two advisory service agreements (the Agreements). The Financial Conduct Authority (FCA) conducted an investigation into whether the Agreements may have related to Barclays PLC’s capital raisings in June and November 2008 (the Capital Raisings) and therefore should have been disclosed in the announcements or public documents relating to the Capital Raisings. In 2013, the FCA issued warning notices (the Notices) finding that Barclays PLC and Barclays Bank PLC acted recklessly and in breach of certain disclosure-related listing rules, and that Barclays PLC was also in breach of Listing Principle 3. The financial penalty provided in the Notices is £50m. Barclays PLC and Barclays Bank PLC continue to contest the findings.
Following the conclusion of the Serious Fraud Office (SFO) proceedings against certain former Barclays executives resulting in their acquittals, the FCA proceedings, which were stayed, have resumed. A hearing took place before the Regulatory Decisions Committee in the first quarter of 2022 and a decision is expected in the second half of 2022.
Investigations into LIBOR and other benchmarks and related civil actions
Regulators and law enforcement agencies, including certain competition authorities, from a number of governments have conducted investigations relating to Barclays Bank PLC’s involvement in allegedly manipulating certain financial benchmarks, such as LIBOR. Various individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Barclays Bank Group and other banks in relation to the alleged manipulation of LIBOR and/or other benchmarks.
USD LIBOR civil actions
The majority of the USD LIBOR cases, which have been filed in various US jurisdictions, have been consolidated for pre-trial purposes in the US District Court in the Southern District of New York (SDNY). The complaints are substantially similar and allege, among other things, that Barclays PLC, Barclays Bank PLC, BCI and other financial institutions individually and collectively violated provisions of the US Sherman Antitrust Act (Antitrust Act), the US Commodity Exchange Act (CEA), the US Racketeer Influenced and Corrupt Organizations Act (RICO), the Securities Exchange Act of 1934 and various state laws by manipulating USD LIBOR rates.
Putative class actions and individual actions seek unspecified damages with the exception of one lawsuit, in which the plaintiffs are seeking no less than $100m in actual damages and additional punitive damages against all defendants, including Barclays Bank PLC. Some of the lawsuits also seek trebling of damages under the Antitrust Act and RICO. Barclays Bank PLC has previously settled certain claims. Two class action settlements, where Barclays Bank PLC has respectively paid $7.1m and $20m have received final court approval. Barclays Bank PLC also settled two further matters for $7.5m and $1.95m, respectively.
Sterling LIBOR civil actions
In 2016, two putative class actions filed in the SDNY against Barclays Bank PLC, BCI and other Sterling LIBOR panel banks alleging, among other things, that the defendants manipulated the Sterling LIBOR rate in violation of the Antitrust Act, CEA and RICO, were consolidated. The defendants’ motion to dismiss the claims was granted in 2018. The plaintiffs have appealed the dismissal.
Japanese Yen LIBOR civil actions
In 2012, a putative class action was filed in the SDNY against Barclays Bank PLC and other Japanese Yen LIBOR panel banks by a lead plaintiff involved in exchange-traded derivatives and members of the Japanese Bankers Association’s Euroyen Tokyo Interbank Offered Rate (Euroyen TIBOR) panel. The complaint alleges, among other things, manipulation of the Euroyen TIBOR and Yen LIBOR rates and breaches of the CEA and the Antitrust Act. In 2014, the court dismissed the plaintiff’s antitrust claims, and, in 2020, the court dismissed the plaintiff’s remaining CEA claims. The plaintiff has appealed the lower court’s dismissal of such claims.
In 2015, a second putative class action, making similar allegations to the above class action, was filed in the SDNY against Barclays PLC, Barclays Bank PLC and BCI. Barclays and the plaintiffs have reached a settlement of $17.75m for both actions, which is subject to court approval.
SIBOR/SOR civil action
In 2016, a putative class action was filed in the SDNY against Barclays PLC, Barclays Bank PLC, BCI and other defendants, alleging manipulation of the Singapore Interbank Offered Rate (SIBOR) and Singapore Swap Offer Rate (SOR). The plaintiffs and remaining defendants (which includes Barclays Bank PLC) have reached a joint settlement to resolve this matter for $91m, which has received preliminary court approval. A final court approval hearing has been scheduled for November 2022. The financial impact of Barclays’ share of the joint settlement is not expected to be material to the Barclays Bank Group’s operating results, cash flows or financial position.
ICE LIBOR civil actions
In 2019, several putative class actions were filed in the SDNY against a panel of banks, including Barclays PLC, Barclays Bank PLC, BCI, other financial institution defendants and Intercontinental Exchange Inc. and certain of its affiliates (ICE), asserting antitrust claims that defendants manipulated USD LIBOR through defendants’ submissions to ICE. These actions have been consolidated. The defendants’ motion to dismiss was granted in 2020 and the plaintiffs appealed. In February 2022, the dismissal was affirmed on appeal. The plaintiffs have not sought U.S. Supreme Court review. This matter is now concluded.
In August 2020, an ICE LIBOR-related action was filed by a group of individual plaintiffs in the US District Court for the Northern District of California on behalf of individual borrowers and consumers of loans and credit cards with variable interest rates linked to USD ICE LIBOR. The plaintiffs’ motion seeking, among other things, preliminary and permanent injunctions to enjoin the defendants from continuing to set LIBOR or enforce any financial instrument that relies in whole or in part on USD LIBOR was denied. The defendants have moved to dismiss the case.
Non-US benchmarks civil actions
There remains one claim, issued in 2017 against Barclays Bank PLC and other banks in the UK in connection with alleged manipulation of LIBOR. Proceedings have also been brought in a number of other jurisdictions in Europe, Argentina and
Israel relating to alleged manipulation of LIBOR and EURIBOR. Additional proceedings in other jurisdictions may be brought in the future.
Credit Default Swap civil action
A putative antitrust class action is pending in New Mexico federal court against Barclays Bank PLC, BCI and various other financial institutions. The plaintiffs, the New Mexico State Investment Council and certain New Mexico pension funds, allege that the defendants conspired to manipulate the benchmark price used to value Credit Default Swap (CDS) contracts at settlement (i.e. the CDS final auction price). The plaintiffs allege violations of US antitrust laws and the CEA, and unjust enrichment under state law. The defendants have moved to dismiss the case.
Foreign Exchange investigations and related civil actions
In 2015, the Barclays Bank Group reached settlements totalling approximately $2.38bn with various US federal and state authorities and the FCA in relation to investigations into certain sales and trading practices in the Foreign Exchange market.
The European Commission announced two settlements in May 2019 and the Barclays Bank Group paid penalties totalling approximately €210m. In June 2019, the Swiss Competition Commission announced two settlements and the Barclays Bank Group paid penalties totalling approximately CHF27m. In December 2021, the European Commission announced a final settlement which required the Barclays Bank Group to pay penalties totalling approximately €54m, which amount has been provided for in previous periods. The financial impact of any ongoing investigations is not expected to be material to the Barclays Bank Group’s operating results, cash flows or financial position.
Various individuals and corporates in a range of jurisdictions have threatened or brought civil actions against the Barclays Bank Group and other banks in relation to alleged manipulation of Foreign Exchange markets.
FX opt out civil action
In 2018, Barclays Bank PLC and BCI settled a consolidated action filed in the SDNY, alleging manipulation of Foreign Exchange markets (Consolidated FX Action), for a total amount of $384m. Also in 2018, a group of plaintiffs who opted out of the Consolidated FX Action filed a complaint in the SDNY against Barclays PLC, Barclays Bank PLC, BCI and other defendants. Some of the plaintiffs’ claims were dismissed in 2020.
Retail basis civil action
In 2015, a putative class action was filed against several international banks, including Barclays PLC and BCI, on behalf of a proposed class of individuals who exchanged currencies on a retail basis at bank branches (Retail Basis Claims). The SDNY has ruled that the Retail Basis Claims are not covered by the settlement agreement in the Consolidated FX Action. The Court subsequently dismissed all Retail Basis Claims against the Barclays Bank Group and all other defendants. The plaintiffs have filed an amended complaint.
Non-US FX civil actions
Legal proceedings have been brought or are threatened against Barclays PLC, Barclays Bank PLC, BCI and Barclays Execution Services Limited (BX) in connection with alleged manipulation of Foreign Exchange in the UK, a number of other jurisdictions in Europe, Israel, Brazil and Australia. Additional proceedings may be brought in the future.
The above-mentioned proceedings include two purported class actions filed against Barclays PLC, Barclays Bank PLC, BX, BCI and other financial institutions in the UK Competition Appeal Tribunal (CAT) in 2019 following the settlements with the European Commission described above. The CAT refused to certify these claims in the first quarter of 2022 although the claimants are seeking permission to appeal. Also in 2019, a separate claim was filed in the UK in the High Court of Justice (High Court), and subsequently transferred to the CAT, by various banks and asset management firms against Barclays Bank PLC and other financial institutions alleging breaches of European and UK competition laws related to FX trading.
Metals related civil actions
A number of US civil complaints, each on behalf of a proposed class of plaintiffs, have been consolidated and transferred to the SDNY. The complaints allege that Barclays Bank PLC and other members of The London Gold Market Fixing Ltd. manipulated the prices of gold and gold derivative contracts in violation of the Antitrust Act and other federal laws. The parties have reached a joint settlement to resolve this matter for $50m, which has received preliminary court approval, with the final court approval hearing scheduled for August 2022. The financial impact of Barclays’ share of the joint settlement is not expected to be material to the Barclays Bank Group’s operating results, cash flows or financial position. A separate US civil complaint by a proposed class of plaintiffs against a number of banks, including Barclays Bank PLC, BCI and BX, alleging manipulation of the price of silver in violation of the CEA, the Antitrust Act and state antitrust and consumer protection laws, has been dismissed as against the Barclays entities. The plaintiffs have the option to seek the court’s permission to appeal.
Civil actions have also been filed in Canadian courts against Barclays PLC, Barclays Bank PLC, Barclays Capital Canada Inc. and BCI on behalf of proposed classes of plaintiffs alleging manipulation of gold and silver prices.
US residential mortgage related civil actions
There are two pending US Residential Mortgage-Backed Securities (RMBS) related civil actions arising from unresolved repurchase requests submitted by Trustees for certain RMBS, alleging breaches of various loan-level representations and warranties (R&Ws) made by Barclays Bank PLC and/or a subsidiary acquired in 2007. In one action, the Barclays defendants’ motion for summary judgment was granted in June 2022 and the plaintiffs’ R&W breach claim was dismissed. The plaintiffs may appeal. The other repurchase action is pending.
Barclays Bank PLC has reached settlements to resolve two other repurchase actions, which have received final court approval. Payment of the settlement amount of one of those repurchase actions was completed in the first quarter of 2022, and the other will be completed in the third quarter of 2022. The financial impact of the settlements is not expected to be material to the Barclays Bank Group’s operating results, cash flows or financial position.
In 2020, a civil litigation claim was filed in the New Mexico First Judicial District Court by the State of New Mexico against six banks, including BCI, on behalf of two New Mexico state pension funds and the New Mexico State Investment Council relating to legacy RMBS purchases. As to BCI, the complaint alleges that the funds purchased approximately $22m in RMBS underwritten by BCI. The parties have reached a joint settlement to resolve this matter for $32.5m. The settlement was paid in April 2022. The financial impact of BCI’s share of the joint settlement is not material to the Barclays Bank Group’s operating results, cash flows or financial position.
Government and agency securities civil actions
Treasury auction securities civil actions
Consolidated putative class action complaints filed in US federal court against Barclays Bank PLC, BCI and other financial institutions under the Antitrust Act and state common law allege that the defendants (i) conspired to manipulate the US Treasury securities market and/or (ii) conspired to prevent the creation of certain platforms by boycotting or threatening to boycott such trading platforms. The court dismissed the consolidated action in March 2021. The plaintiffs filed an amended complaint. The defendants’ motion to dismiss the amended complaint was granted in March 2022. The plaintiffs are appealing this decision.
In addition, certain plaintiffs have filed a related, direct action against BCI and certain other financial institutions, alleging that defendants conspired to fix and manipulate the US Treasury securities market in violation of the Antitrust Act, the CEA and state common law.
Supranational, Sovereign and Agency bonds civil actions
Civil antitrust actions have been filed in the SDNY and Federal Court of Canada in Toronto against Barclays Bank PLC, BCI, BX, Barclays Capital Securities Limited and, with respect to the civil action filed in Canada only, Barclays Capital Canada, Inc. and other financial institutions alleging that the defendants conspired to fix prices and restrain competition in the market for US dollar-denominated Supranational, Sovereign and Agency bonds.
In one of the actions filed in the SDNY, the court granted the defendants’ motion to dismiss the plaintiffs’ complaint. The dismissal was affirmed on appeal; however, the district court subsequently informed the parties of a potential conflict. The motion to dismiss were assigned to a new district court judge and the plaintiffs have moved to vacate the dismissal order. The plaintiffs have voluntarily dismissed the other SDNY action. In the Federal Court of Canada action, the plaintiffs reached settlements with a small number of banks in 2020 (not including Barclays Capital Canada, Inc.). The plaintiffs have commenced the class certification process. There is no court scheduled deadline and the action remains at an early stage.
Variable Rate Demand Obligations civil actions
Civil actions have been filed against Barclays Bank PLC and BCI and other financial institutions alleging the defendants conspired or colluded to artificially inflate interest rates set for Variable Rate Demand Obligations (VRDOs). VRDOs are municipal bonds with interest rates that reset on a periodic basis, most commonly weekly. Two actions in state court have been filed by private plaintiffs on behalf of the states of Illinois and California. Three putative class action complaints have been consolidated in the SDNY. In the consolidated SDNY class action, certain of the plaintiffs’ claims were dismissed in November 2020 and defendants’ motion for partial dismissal of the amended consolidated complaint was granted in part and denied in part in June 2022. In the California action, the plaintiffs’ claims were dismissed in June 2021. The plaintiffs have appealed the dismissal.
Odd-lot corporate bonds antitrust class action
In 2020, BCI, together with other financial institutions, were named as defendants in a putative class action. The complaint alleges a conspiracy to boycott developing electronic trading platforms for odd-lots and price fixing. The plaintiffs demand unspecified money damages. The defendants’ motion to dismiss was granted in 2021 and the plaintiffs have appealed the dismissal. The district court subsequently informed the parties of a potential conflict and the case was reassigned to a new district court judge. The plaintiffs have filed a motion seeking a ruling that would vacate the dismissal and allow the plaintiffs to file an amended complaint if the appeals court remands the case for further proceedings.
Interest rate swap and credit default swap US civil actions
Barclays PLC, Barclays Bank PLC and BCI, together with other financial institutions that act as market makers for interest rate swaps (IRS) are named as defendants in several antitrust class actions which were consolidated in the SDNY in 2016.
The complaints allege the defendants conspired to prevent the development of exchanges for IRS and demand unspecified money damages.
In 2018, trueEX LLC filed an antitrust class action in the SDNY against a number of financial institutions including Barclays PLC, Barclays Bank PLC and BCI based on similar allegations with respect to trueEX LLC’s development of an IRS platform. In 2017, Tera Group Inc. filed a separate civil antitrust action in the SDNY claiming that certain conduct alleged in the IRS cases also caused the plaintiff to suffer harm with respect to the Credit Default Swaps market. In 2018 and 2019, respectively, the court dismissed certain claims in both cases for unjust enrichment and tortious interference but denied motions to dismiss the federal and state antitrust claims, which remain pending.
BDC Finance L.L.C.
In 2008, BDC Finance L.L.C. (BDC) filed a complaint in the Supreme Court of the State of New York (NY Supreme Court), demanding damages of $298m, alleging that Barclays Bank PLC had breached a contract in connection with a portfolio of total return swaps governed by an ISDA Master Agreement (the Master Agreement). Following a trial, the court ruled in 2018 that Barclays Bank PLC was not a defaulting party, which was affirmed on appeal. In April 2021, the trial court entered judgement in favour of Barclays Bank PLC for $3.3m and as yet to be determined legal fees and costs. BDC appealed. In January 2022, the appellate court reversed the trial court’s summary judgment decision in favour of Barclays Bank PLC and remanded the case to the lower court for further proceedings, with the trial scheduled to commence in the fourth quarter of 2022.
In 2011, BDC’s investment advisor, BDCM Fund Adviser, L.L.C. and its parent company, Black Diamond Capital Holdings, L.L.C. also sued Barclays Bank PLC and BCI in Connecticut State Court for unspecified damages allegedly resulting from Barclays Bank PLC’s conduct relating to the Master Agreement, asserting claims for violation of the Connecticut Unfair Trade Practices Act and tortious interference with business and prospective business relations. This case is currently stayed.
Civil actions in respect of the US Anti-Terrorism Act
There are a number of civil actions, on behalf of more than 4,000 plaintiffs, filed in US federal courts in the US District Court in the Eastern District of New York (EDNY) and SDNY against Barclays Bank PLC and a number of other banks. The complaints generally allege that Barclays Bank PLC and those banks engaged in a conspiracy to facilitate US dollar-denominated transactions for the Iranian Government and various Iranian banks, which in turn funded acts of terrorism that injured or killed the plaintiffs or the plaintiffs’ family members. The plaintiffs seek to recover damages for pain, suffering and mental anguish under the provisions of the US Anti-Terrorism Act, which allow for the trebling of any proven damages.
The court granted the defendants’ motions to dismiss three out of the six actions in the EDNY. The plaintiffs have appealed in one action. The remaining actions are stayed pending a decision on the appeal. Out of the two actions in the SDNY, the court also granted the defendants’ motion to dismiss the first action which is stayed pending a decision on the EDNY appeal. The second SDNY action is stayed pending any appeal on the dismissal of the first.
Shareholder derivative action
In November 2020, a purported Barclays shareholder filed a putative derivative action in New York state court against BCI and a number of current and former members of the Board of Directors of Barclays PLC and senior executives or employees of the Barclays Bank Group. The shareholder filed the claim on behalf of nominal defendant Barclays PLC, alleging that the individual defendants harmed the company through breaches of their duties, including under the Companies Act 2006. The plaintiff seeks damages on behalf of Barclays PLC for the losses that Barclays PLC allegedly suffered as a result of these alleged breaches. An amended complaint was filed in April 2021, which BCI and certain other defendants moved to dismiss. The motion to dismiss was granted in April 2022. The plaintiffs are appealing the decision.
Derivative transactions civil action
In 2021, Vestia (a Dutch housing association) brought a claim against Barclays Bank PLC in the UK in the High Court in relation to a series of derivative transactions entered into with Barclays Bank PLC between 2008 and 2011, seeking damages of £329m. Barclays Bank PLC is defending the claim and has made a counterclaim.
Timeshare loans, skilled person review and associated matters
In August 2020, the FCA granted an application by Clydesdale Financial Services Limited (CFS), which trades as Barclays Partner Finance and houses Barclays’ point-of-sale finance business, for a validation order with respect to certain loans to customers brokered between April 2014 and April 2016 by Azure Services Limited (ASL), a timeshare operator, which did not, at the point of sale, hold the necessary broker licence. As a condition to the validation order, the FCA required CFS to undertake a skilled person review of the assessment of affordability processes for the loans brokered by ASL (ASL Loans) as well as CFS’ policies and procedures for assessing affordability and oversight of brokers more generally, and dictated a remediation methodology in the event that ASL Loans did not pass the affordability test. CFS voluntarily agreed to remediate the ASL Loans, in accordance with the FCA’s methodology and the remediation exercise is substantively complete. The remaining scope of the skilled person review is also complete. The skilled person made a number of observations, some of which were adverse, about both current and historic affordability practices as well as current oversight practices. CFS is not required to conduct a full back book review but, following a review of certain cohorts of loans to determine historic affordability and/or broker oversight practices that may have caused customer harm, where harm is identified, CFS’ intention is to remediate. To date CFS has identified a number of areas for remediation but the scoping exercise is ongoing. Separately, and notwithstanding this, CFS decided in March 2022 to extend the proactive remediation of ASL Loans beyond those brokered between April 2014 to April 2016 to include the full portfolio of ASL Loans brokered between 2006 and 2018. In the first quarter of 2022, a customer remediation provision of £181m has been recognised in relation to the remediation of the ASL Loans originated outside the April 2014 to April 2016 period. This provision represents the best estimate as at 30 June 2022. CFS continues to review complaints about other legacy partner finance loans, however, it is not currently possible to predict the outcome of this review or the financial impact on the Barclays Bank Group.
Over-issuance of securities in the US
Barclays Bank PLC maintains a US shelf registration statement with the Securities and Exchange Commission (SEC) in order to issue securities to US investors. In May 2017, Barclays Bank PLC was the subject of an SEC settlement order as a result of which it lost its status as a “well-known seasoned issuer” (or WKSI) and was required to register a specified amount of securities to be issued under any US shelf registration statements filed with the SEC.

On 10 March 2022, executive management became aware that Barclays Bank PLC had issued securities materially in excess of the set amount under its 2019 US shelf registration statement (2019 F-3) and subsequently became aware that securities had also been issued in excess of the set amount under the predecessor US shelf registration statement (the Predecessor Shelf). The securities that have been over-issued comprise structured notes and exchange traded notes (ETNs). Securities issued in excess of the amount registered are considered to be “unregistered securities” for the purposes of US securities laws with certain purchasers of those securities having a right to recover, upon the tender of such security to, Barclays Bank PLC, the consideration paid for such security with interest, less the amount of any income received, or to recover damages from Barclays Bank PLC if the purchaser no longer owns the security and had sold the security at a loss (the Rescission Price). Barclays Bank PLC is expected to launch a rescission offer on 1 August 2022, by which Barclays Bank PLC will offer to repurchase the relevant affected securities for the rescission price (the Rescission Offer). Although the Rescission Offer is expected to reduce liability with respect to potential private civil claims, it will not necessarily prevent such claims from being asserted against Barclays Bank PLC and/or its affiliates, including claims under applicable US federal securities laws.

Further, the Rescission Offer does not bar the SEC and other regulators from pursuing enforcement actions against Barclays Bank PLC and its affiliates, which are expected to result in fines, penalties and/or other sanctions. The Barclays Bank Group is engaged with, and responding to inquiries and requests for information from, various regulators, including the SEC. The SEC’s investigation into this matter is at an advanced stage and the Barclays Bank Group has had preliminary discussions with the staff of the SEC’s Division of Enforcement about resolving this matter.

As at 30 June 2022, Barclays Bank PLC has recognised a balance sheet provision of £1,757m (December 2021: £220m) in relation to this matter, out of which £1,592m (December 2021: £220m) relates to the over-issuance of structured notes and £165m (December 2021: £nil) relates to liabilities that could be incurred arising out of ongoing discussions in respect of a potential SEC resolution.

A contingent liability exists in relation to the over-issuance of ETNs due to evidentiary challenges and the high level of trading in the securities. A contingent liability also exists in relation to any potential civil claims or enforcement actions taken against Barclays Bank PLC and/or its affiliates, but Barclays Bank PLC is unable to assess the likelihood of liabilities that may arise out of such claims or actions. Any liabilities, claims or actions in connection with the over-issuance of securities under its 2019 F-3 and the Predecessor Shelf could have an adverse effect on Barclays Bank PLC’s and the Barclays Bank Group’s business, financial condition, results of operations and reputation as a frequent issuer in the securities markets.
Investigation into the use of unapproved communications platforms
In July 2022, Barclays Bank PLC and BCI reached an agreement in principle with the staff of the SEC’s Division of Enforcement and the staff of the Commodity Futures Trading Commission (CFTC) in connection with investigations by the SEC and the CFTC of Barclays Bank PLC, BCI and other financial institutions as part of a financial industry sweep regarding compliance with record-keeping obligations in connection with business-related communications sent over unapproved electronic messaging platforms. The SEC and the CFTC found that Barclays Bank PLC and BCI failed to comply with their respective record keeping rules, where such communications were sent or received by employees over electronic messaging channels that had not been approved by the bank for business use by employees. The proposed resolutions will include Barclays Bank PLC and BCI paying a combined $125m civil monetary penalty to the SEC and a $75m civil monetary penalty to the CFTC. There will also be non-financial components to the settlements which have yet to be finalised and agreed with the SEC and CFTC. Subject to final agreement of the terms of the settlements and related documentation, as well as the SEC’s and CFTC’s approval, the civil monetary penalties are expected to be paid during the third quarter of 2022.
HM Revenue & Customs (HMRC) assessments concerning UK Value Added Tax
In 2018, HMRC issued notices that have the effect of removing certain overseas subsidiaries that have operations in the UK from Barclays’ UK VAT group, in which group supplies between members are generally free from VAT. The notices have retrospective effect and correspond to assessments of £181m (inclusive of interest), of which Barclays would expect to attribute an amount of approximately £128m to Barclays Bank UK PLC and £53m to Barclays Bank PLC. HMRC’s decision has been appealed to the First Tier Tribunal (Tax Chamber).
Local authority civil actions concerning LIBOR
Following settlement by Barclays Bank PLC of various governmental investigations concerning certain benchmark interest rate submissions referred to above in ‘Investigations into LIBOR and other benchmarks and related civil actions’, in the UK, certain local authorities brought claims in 2018 against Barclays Bank PLC and Barclays Bank UK PLC asserting that they entered into loans between 2006 and 2008 in reliance on misrepresentations made by Barclays Bank PLC in respect of its conduct in relation to LIBOR. Barclays Bank PLC and Barclays Bank UK PLC were successful in their applications to strike out the claims. The claims have been settled on terms such that the parties have agreed not to pursue these claims further and to bear their own costs. The financial impact of the settlements is not material to the Barclays Bank Group’s operating results, cash flows or financial position.
General
The Barclays Bank Group is engaged in various other legal, competition and regulatory matters in the UK, the US and a number of other overseas jurisdictions. It is subject to legal proceedings brought by and against the Barclays Bank Group which arise in the ordinary course of business from time to time, including (but not limited to) disputes in relation to contracts, securities, debt collection, consumer credit, fraud, trusts, client assets, competition, data management and protection, intellectual property, money laundering, financial crime, employment, environmental and other statutory and common law issues.
The Barclays Bank Group is also subject to enquiries and examinations, requests for information, audits, investigations and legal and other proceedings by regulators, governmental and other public bodies in connection with (but not limited to) consumer protection measures, compliance with legislation and regulation, wholesale trading activity and other areas of banking and business activities in which the Barclays Bank Group is or has been engaged. The Barclays Bank Group is cooperating with the relevant authorities and keeping all relevant agencies briefed as appropriate in relation to these matters and others described in this note on an ongoing basis.
At the present time, Barclays Bank PLC does not expect the ultimate resolution of any of these other matters to have a material adverse effect on its financial position. However, in light of the uncertainties involved in such matters and the matters specifically described in this note, there can be no assurance that the outcome of a particular matter or matters (including formerly active matters or those matters arising after the date of this note) will not be material to Barclays Bank PLC’s results, operations or cash flow for a particular period, depending on, among other things, the amount of the loss resulting from the matter(s) and the amount of profit otherwise reported for the reporting period.